UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

          For the monthly distribution period from:
               March 1, 2012 to April 13, 2012

     Commission File Number of issuing entity: 333-172143-03

                 COMM 2012-LC4 Mortgage Trust
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-172143

         Deutsche Mortgage & Asset Receiving Corporation
      (Exact name of depositor as specified in its charter)

              German American Capital Corporation
       (Exact name of sponsors as specified in its charter)

                   Ladder Capital Finance LLC
       (Exact name of sponsor as specified in its charter)

              Guggenheim Life and Annuity Company
       (Exact name of sponsor as specified in its charter)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 45-4704011
                  Upper Tier Remic 45-5035640
             Hartman Portfolio Loan REMIC 45-5035612
                   Grantor Trust 45-6874157
            (I.R.S. Employer Identification No.)

c/o Deutsche Bank National Trust Company as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                            92705
                          (Zip Code)

                       (212) 250-2500
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-M           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable
Class C             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information
         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         NONE

Item 3.  Sales of Securities and Use of Proceeds.
         NONE

Item 4.  Defaults Upon Senior Securities.
         NONE

Item 5.  Submission of Matters to a Vote of Security Holders.
         NONE

Item 6.  Significant Obligors of Pool Assets.
         NONE

Item 7.  Significant Enhancement Provider Information.
         Not Applicable

Item 8.  Other Information.
         NONE

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of COMM 2012-LC4 Mortgage Trust, relating to the
             April 13,2012 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

/s/Lainie Kaye
Name: Lainie Kaye
Title: Managing Director

Date: April 25, 2012


Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

/s/Peter Ferdinandi
Name: Peter Ferdinandi
Title: Director

Date: April 25, 2012

EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2012-LC4 Mortgage Trust, relating to the April 13,2012 distribution.